Related Parties - Schedule of Relationship with Related Parties (Details)	6 Months Ended
Sep. 30, 2025
LS International Holdings Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Group	A company is controlled by two Directors of the Company
Wing Hong Pharmaceutical Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Group	A company is controlled by two Directors of the Company
HongKong Hao Le Ku Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Group	A company was controlled by COO of the Company * [1]
HongKong Profit Fields Group Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Group	A company is a minority shareholder of the Company
Hangzhou Liku Electronic Commercial Co., Ltd. [Member]
Disclosure of transactions between related parties [line items]
Relationship with the Group	A company is controlled by son of the Chairman of the Company
My Brand Management Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Group	A company is controlled by the Chairman of the Company
Billion Built International Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Group	A company is controlled by the Chairman of the Company
Fame overseas Supply Chain Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Group	A company is controlled by the Chairman of the Company
Mr. Lap Sun Wong [member]
Disclosure of transactions between related parties [line items]
Relationship with the Group	CEO, Chairman and Controlling shareholder
Mr. Zhifang Zhang [member]
Disclosure of transactions between related parties [line items]
Relationship with the Group	Director

[1]	From January 9, 2024, HongKong Hao Le Ku Limited was not a related party of the Company.